Share Capital (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of classes of share capital [abstract]
Schedule of Authorized Share Capital

The Company’s authorized share capital consists of an unlimited number of Common Shares.

	Number of shares
	(000’s)	$

Year ended December 31, 2019
Opening balance	19,841	106,786
Shares issued on exercise of stock options	10	38
Shares issued on exercise of warrants (1)	370	699
Shares issued from bought deal (2)	2,185	6,903
Shares issued in exchange of mineral rights (3)	45	169
Shares issued on exercise of RSUs and DSUs	40	245
Balance at December 31, 2019	22,491	114,840

Period ended September 30, 2020
Opening balance	22,491	114,840
Shares issued on exercise of stock options	219	508
Shares issued on exercise of warrants	2	8
Shares issued on acquisition of Otis Gold Corp (4)	8,131	16,370
Shares issued as part of Credit Facility (5)	107	180
Shares issued to settle payables (6)	671	1,738
Value of shares issued in asset acquisition (3)	66	246
Shares issued on exercise of RSUs and DSUs	382	1,626
Balance at September 30, 2020	32,069	135,516

(1)	On November 27, 2019, 370,209 C$0.50 Warrants were exercised for proceeds of C$926.

(2)	On August 27, 2019 the Company completed a public equity financing (the “2019 Bought Deal”) of 2,185,000 units (“2019 Public Units”) at a price of C$5.30 per Public Unit for gross proceeds of C$11,581 (the “2019 Offering”). Each 2019 Public Unit comprised one Common Share and one half-warrant (“$7.00 Warrant”) with each whole warrant entitling the holder to acquire a Common Share at a price of C$7.00 for a period of two years ending August 27, 2021. The Company issued 1,092,500 $7.00 warrants. Broker and underwriting fees of C$800 were paid in respect of the 2019 Bought Deal.

The net proceeds of C$10,510 ($8,000) after transaction costs, were allocated proportionally between the fair values of the Common Shares and the $7.00 Warrants.

(3)	On September 24, 2019, the Company announced the Globex Agreement. The first issuance of 45,367 Common Shares (valued at C$225) and the first cash payment (C$100) were made on the effective date of the option agreement and recorded as an addition to mineral rights. On September 21, 2020, the second issuance of 65,657 Common Shares (valued at C$325) and the second cash payment (C$100) were made and recorded as an addition to mineral rights (Note 7).

(4)	On April 22, 2020, the Company completed the Transaction (Note 3). Otis shareholders received 0.23 of a Common Share for each Otis common share held (the “Exchange Ratio”), resulting in the issuance of 8,130,630 Common Shares valued at the market price of C$2.85 per Common Share.

(5)	On March 16, 2020, the Company closed the Credit Facility (Note 10). In consideration for the Facility, Excellon issued 107,291 Common Shares to Sprott Lending.

(6)	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican payables as approved by the TSX totaling C$2,098. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the shares issued and the carrying amount of the payables settled.

Schedule of Outstanding Number and Weighted Average Exercise Prices

The outstanding number and weighted average exercise prices of equity-settled Stock Options, Purchase Warrants, Deferred Share Units (“DSUs”) and Restricted Share Units (“RSUs”) are as follows:

	Options		Warrants
	Options Outstanding	Weighted Average Exercise Price (CAD)	Warrants Outstanding	Weighted Average Exercise Price (CAD)	RSUs Outstanding	DSUs Outstanding
Outstanding at January 1, 2019	260,000	6.34	370,209	2.50	352,571	372,499
Granted/issued	241,000	4.68	1,092,500	7.00	369,795	95,073
Exercised/settled	(10,000)	2.85	(370,209)	2.50	(39,833)	-
Expired	(20,000)	5.78	-	-	-	-
Forfeited	(10,000)	4.75	-	-	(110,047)	-
Outstanding at December 31, 2019	461,000	5.59	1,092,500	7.00	572,486	467,572
Exercisable at December 31, 2019	270,665	5.91	1,092,500	7.00	-	-

Outstanding at January 1, 2020	461,000	5.59	1,092,500	7.00	572,486	467,572
Granted/issued	944,895	3.32	1,448,488	5.23	291,002	165,350
Exercised/settled	(219,212)	1.89	(2,400)	3.45	(224,750)	(193,507)
Expired	(236,517)	4.86	-	-	(17,877)	-
Forfeited	(8,004)	4.75	-	-	(99,806)	-
Outstanding at September 30, 2020	942,162	4.36	2,538,588	6.00	521,055	439,415
Exercisable at September 30, 2020	582,651	4.86	2,538,588	6.00	-	-

Schedule of Options Outstanding and Exercisable

Options outstanding and exercisable are as follows:

Exercise Price Range (CAD)	Stock Options Outstanding	Weighted Average Remaining Contractual Life (years)	Stock Options Exercisable	Weighted Average Exercise Price (CAD)
$0.00 to $1.99	19,000	0.25	19,000	1.55
$2.00 to $3.99	474,217	2.52	232,047	2.98
$4.00 to $5.99	302,946	3.33	185,604	4.85
$6.00 to $7.99	25,000	1.02	25,000	7.66
$8.00 to $9.99	121,000	1.33	121,000	8.44
	942,163	2.54	582,651	4.86

Schedule of Share Based Compensation Expense

Share-based compensation expense comprises the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2020	2019	2020	2019
	$ (CAD)	$ (CAD)	$(CAD)	$(CAD)
Stock options	168	100	501	472
RSU	145	155	958	361
DSU	77	-	712	409
	390	255	2,171	1,242